BlackRock Private Investments Fund

G.1.b. iv.

There was one inadvertent late Form 4 filed in March 2024 for Jeffrey Cucunato, a portfolio manager of the fund, and one inadvertent late Form 4 filed in March 2024 for James Keenan, a portfolio manager of the fund.